Subsequent Events (Details) - Subsequent Event [Member] - Warrant agreement [Member]	Feb. 03, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Aggregate ordinary shares	6,753,470
Fair value of common stock	6,753,470
Common stock issued per share (in Dollars per share) | $ / shares	$ 5.8899
Quoted trading price (in Dollars) | $	$ 39,777,265
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares	6,753,470